Omb Approval

Omb Number:
3235-0578

Expires:
May 31, 2007

Estimated average burden hours per response: 21.09

United States Securities and Exchange Commission Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-05807

NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)

Luke E. Sims, President
NAIC Growth Fund, Inc.
711 W. 13 Mile Road
Madison Heights, MI 48071
(414) 765-1107

(Name and address of agent for service)

Registrant’s telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

NAIC Growth Fund, Inc. Portfolio of Investments (as of September 30, 2007) (unaudited)

COMMMON STOCK (93.3% OF TOTAL INVESTMENTS)

	Shares	Cost	Market Value	% Total Inv.

FOOD/BEVERAGE/CONSUMER

Colgate-Palmolive Co.	16,000	$469,850	$1,141,120
PepsiCo, Inc.	17,000	433,218	1,245,420

			$2,386,540	(8.7%)
DRUG/MEDICAL DEVICE

Abbott Laboratories	20,000	860,150	$1,072,400
Johnson & Johnson	20,000	915,045	1,314,000
Medtronic Inc.	17,000	850,214	958,970
Pfizer Inc.	28,000	606,755	684,040
Stryker Corp.	22,000	180,012	1,512,720
Zimmer Holdings Inc.*	1,000	81,859	80,990

			$5,623,120	(20.5%)
BANK/FINANCIAL/INSURANCE

AFLAC Inc.	20,000	143,906	$1,140,800
CIT Group Inc.	10,000	392,785	402,000
Citigroup Inc.	22,000	368,636	1,026,740
Huntington Banc.	25,000	238,023	424,500
Jack Henry & Assoc.	34,000	626,877	879,240
JP Morgan Chase & Co	15,000	396,347	687,300
Marshall & Ilsley Corp.	5,000	211,025	218,850
State Street Corp.	16,000	436,700	1,090,560
Synovus Financial Corp.	27,000	317,651	757,350
U. S. Bancorp	15,000	465,675	487,950
Washington Mutual Inc.	15,000	609,130	529,650

			$7,644,940	(27.9%)
MUTUAL FUND MANAGERS

Eaton Vance Corp.	14,000	549,007	$559,440

			$559,440	(2.0%)
INDUSTRIAL

Avery Dennison Corp.	12,000	666,064	$684,240
Emerson Electric Co.	20,000	335,278	1,064,400
General Electric Co.	24,000	441,341	993,600
Graco Inc.	25,000	987,169	977,750
Sigma-Aldrich Corp.	14,000	213,318	682,360
Teleflex Inc.	16,000	545,608	1,246,720

			$5,649,070	(20.6%)
RETAIL/DISTRIBUTION

The Home Depot, Inc.	36,500	1,432,696	$1,184,060
Lowe’s Companies Inc.	15,000	470,213	420,300
O’Reilly Automotive*	30,000	189,637	1,002,300
Sysco Corp.	32,000	507,179	1,138,880

			$3,745,540	(13.6%)

TOTAL COMMON STOCK INVESTMENTS		$14,941,366	$25,608,650

SHORT-TERM INVESTMENTS (6.7% OF TOTAL INVESTMENTS)

U.S. Treasury bills			$990,990
(maturing 12/27/2007)
Miscellaneous cash-equivalents			844,908

TOTAL SHORT-TERM INVESTMENTS			$1,835,898

TOTAL INVESTMENTS			$27,444,548

ALL OTHER NET ASSETS (LIABILITIES)			(89,372)

TOTAL NET ASSETS			$27,355,176

*=Non-dividend paying security

footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2007:

Gross unrealized appreciation	$11,055,600
Gross unrealized depreciation	(388,316)

Net unrealized appreciation	$10,667,284

Federal income tax basis	$14,941,366

ITEM 2. CONTROLS AND PROCEDURES.

             (i)  As of October 3, 2007, an evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed under the supervision and with the participation of the registrant’s President (who is the principal executive officer and the principal financial officer of the registrant). Based on that evaluation, the registrant’s President concluded that the registrant’s controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time periods required by the Commission’s rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate, to allow timely decisions regarding required disclosure.

              (ii) There has been no change in the registrants’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

99.1	Certification of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By:	/s/ Luke E. Sims

Luke E. Sims
President

Date: October 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ Luke E. Sims

Luke E. Sims
President (Principal Executive Officer and Principal Financial Officer)
Date: October 3, 2007